MINERAL PROPERTIES, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	$ 122,197
Impairments, net	0	$ (16,791)
Mineral properties, plant and equipment at end of period	233,892	122,197
Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	722,214	766,417
Additions	138,280	62,270
Disposals	(23,673)	(106,473)
Mineral properties, plant and equipment at end of period	836,821	722,214
Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(600,017)	(678,462)
Amortization	23,906	25,508
Disposals	(20,994)	(103,953)
Mineral properties, plant and equipment at end of period	(602,929)	(600,017)
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	66,630
Mineral properties, plant and equipment at end of period	154,087	66,630
Mineral properties [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	511,399	552,878
Additions	103,635	40,261
Disposals	(14,966)	(81,740)
Mineral properties, plant and equipment at end of period	600,068	511,399
Mineral properties [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period		(510,335)
Amortization	14,786	15,614
Disposals	(13,574)	(81,180)
Mineral properties, plant and equipment at end of period	(445,981)
Plant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	9,977
Mineral properties, plant and equipment at end of period	12,826	9,977
Plant [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	98,185	106,445
Additions	5,217	2,838
Disposals	(6,542)	(11,098)
Mineral properties, plant and equipment at end of period	96,860	98,185
Plant [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(88,208)	(94,815)
Amortization	2,268	3,393
Disposals	(6,442)	(10,000)
Mineral properties, plant and equipment at end of period	(84,034)	(88,208)
Machinery & equipment and assets under finance lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	37,695
Mineral properties, plant and equipment at end of period	51,840	37,695
Machinery & equipment and assets under finance lease [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	87,140	81,003
Additions	19,877	15,435
Disposals	(757)	(9,298)
Mineral properties, plant and equipment at end of period	106,260	87,140
Machinery & equipment and assets under finance lease [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(49,445)	(53,122)
Amortization	5,301	4,947
Disposals	(326)	(8,624)
Mineral properties, plant and equipment at end of period	(54,420)	(49,445)
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	4,251
Mineral properties, plant and equipment at end of period	10,975	4,251
Building [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	13,445	13,314
Additions	7,573	1,623
Disposals	(662)	(1,492)
Mineral properties, plant and equipment at end of period	20,356	13,445
Building [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(9,194)	(10,166)
Amortization	346	352
Disposals	(159)	(1,324)
Mineral properties, plant and equipment at end of period	(9,381)	(9,194)
Transport & office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	3,644
Mineral properties, plant and equipment at end of period	4,164	3,644
Transport & office equipment [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	12,045	12,777
Additions	1,978	2,113
Disposals	(746)	(2,845)
Mineral properties, plant and equipment at end of period	13,277	12,045
Transport & office equipment [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(8,401)	(10,024)
Amortization	1,205	1,202
Disposals	(493)	(2,825)
Mineral properties, plant and equipment at end of period	$ (9,113)	$ (8,401)